Basis of preparation and material accounting policies - Summary of equity interest in subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Vista Energy Holding I, S.A. de C.V. ("Vista Holding I") [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group	100.00%	100.00%	100.00%
Place of incorporation and operation	Mexico
Main activity	Holding company
Vista Energy Holding II, S.A. de C.V. ("Vista Holding II") [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group	100.00%	100.00%	100.00%
Place of incorporation and operation	Mexico
Main activity	Exploration and production
Vista Energy Holding III, S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group	100.00%	100.00%	100.00%
Place of incorporation and operation	Mexico
Main activity	Services
Vista Energy Holding IV, S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group	100.00%	100.00%	100.00%
Place of incorporation and operation	Mexico
Main activity	Services
Vista Oil & Gas Holding V B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group	100.00%	100.00%	100.00%
Place of incorporation and operation	Netherland
Main activity	Holding company
Vista Complemento S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group		100.00%	100.00%
Place of incorporation and operation	Mexico
Main activity	Services
Vista Holding VII S.á.r.l. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group	100.00%	100.00%	0.00%
Place of incorporation and operation	Luxembourg
Main activity	Holding company
Vista Argentina [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group	100.00%	100.00%	100.00%
Place of incorporation and operation	Argentina
Main activity	Exploration and production
Aleph Midstream S.A. ("Aleph") [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group	100.00%	100.00%	100.00%
Place of incorporation and operation	Argentina
Main activity	Services
Aluvional S.A. ("Aluvional") [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group	100.00%	100.00%	100.00%
Place of incorporation and operation	Argentina
Main activity	Mining and industry
AFBN S.R.L. ("AFBN") [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group	100.00%	100.00%
Place of incorporation and operation	Argentina
Main activity	Exploration and production
VX Ventures Asociación en Participación [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group	100.00%	100.00%
Place of incorporation and operation	Mexico
Main activity	Holding company